Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.9	$0.9	$0.9
States, municipalities and political subdivisions	0.5	0.5	0.5
Foreign governments	0.5	0.6	0.6
Residential mortgage-backed	4.4	4.4	4.4
Commercial mortgage-backed	2.0	2.0	2.0
U.S. corporate	16.2	18.1	18.1
Foreign corporate	5.6	6.3	6.3
Total fixed maturity securities	30.1	32.8	32.8
Short-term investments	12.0		12.0
Total investments	$42.1		$44.8